BUSINESS ACQUISITIONS - Acquisitions of subsidiaries under common control (Details) ₽ in Millions	5 Months Ended
Aug. 31, 2019 RUB (₽)
BUSINESS ACQUISITIONS
Consideration paid net of cash acquired	₽ 2,359
Cash acquired	12
Assets acquired other than cash	1,119
Liabilities assumed	₽ 58